Common Stock	3 Months Ended
Dec. 31, 2010
Common Stock

Note 3—Common Stock:

The Company issued 1,000,000 shares of common stock to its founder and CEO during September 2010 for $100 at $.0001 per share. Additionally, the stockholder contributed capital totaling $6,831 during the period ended December 31, 2010.